Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Document Type	20-F
Document Period End Date	Dec. 31, 2011
Amendment Flag	true
Amendment Description	Paragon Shipping Inc. is filing this Amendment No. 1 to its Interactive Data Files accompanying its Annual Report on Form 20-F for the year ended December 31, 2011, as filed with the Securities and Exchange Commission on May 11, 2012 for the sole purpose of providing corrected Interactive Data Files. The correction refers to the scaling of the Financial Statements amounts from "(In Thousands)" to (as shown). The corresponding effect is the removal of the wording "(In Thousands)" from the Financial Statements Tables headings. Other than the change to the scaling, all information included in the initial Interactive Data filing is unchanged. It is noted that this change refers only to the Interactive Data Files and that no changes have been made to the Form 20-F.
Entity Registrant Name	Paragon Shipping Inc.
Entity Central Index Key	0001401112
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	60,898,297
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY